Other income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income [Abstract]
Gain (loss) from the sale of subsidiaries (see Note 5)	$ 279,744	$ 111,484	$ (273,032)
Other, net	(472)	664	1,554
Recoveries of taxes paid in prior years, net of expenses for recovery	(16,595)	(3,919)	43,884
Cancellation of projects	(18,944)	(5,604)	(13,127)
Gain from loss of control of subsidiary TMMDM (see Note 8)	0	0	3,458,467
Goodwill impairment (see Note 5)	(9,826)	0	0
Other income	$ 233,907	$ 102,625	$ 3,217,746